INCOME TAXES (Details 2)	3 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2009 USD ($)	Sep. 30, 2012 NZD	Sep. 30, 2008 USD ($)
Reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense
Tax at U.S. statutory rate															$ 45,601,000	$ 40,697,000	$ 38,536,000	$ 33,656,000
State income taxes, net of federal tax effect															1,364,000	1,297,000	3,042,000	2,672,000
Nondeductible expenses															286,000	893,000	1,366,000	107,000
Change in reserve for uncertain tax positions															(2,909,000)	1,504,000	(832,000)	430,000
Tax effect from foreign dividend															2,773,000			3,063,000
Foreign earnings taxes at less than statutory rate															(7,153,000)	(6,415,000)	(2,548,000)	(3,760,000)
R&D credits generated in the current year															(906,000)	(2,696,000)	(491,000)	(3,395,000)
Reinstatement of federal research and development credit																(1,406,000)
Other															(873,000)	(1,501,000)	(1,062,000)	243,000
Total income tax expense	5,400,000	9,847,000	8,353,000	7,671,000	7,032,000	11,256,000	6,414,000	12,033,000	5,960,000	13,251,000	6,767,000	17,800,000	18,172,000	25,178,000	38,183,000	32,373,000	38,011,000	33,016,000
Net changes in the liability for unrecognized tax benefits
Balance at the beginning of the period	8,300,000		10,715,000				8,958,000				9,958,000	10,715,000	8,958,000	8,958,000	10,715,000	8,958,000	9,958,000			8,881,000
Decrease related to tax positions in prior years:
Recognition of benefits from expiration of statutes															(1,227,000)	(1,172,000)	(1,747,000)	(1,555,000)
Recognition of benefits from settlement with tax authorities															(1,257,000)			(259,000)
Other															(585,000)
Tax positions related to the current year															409,000	2,452,000	778,000	3,142,000
Tax positions related to current year acquisitions																484,000
Currency translation adjustment															212,000	(7,000)	(31,000)	(251,000)
Balance at the end of the period	8,300,000			10,715,000				8,958,000							8,300,000	10,715,000	8,958,000	9,958,000		8,881,000
Unrecognized tax benefits from permanent tax adjustments that, if recognized, would affect the effective rate	6,400,000														6,300,000
Increases related to settlements with taxing authorities															4,500,000
Interest and penalties accrued				3,000,000				2,300,000							3,100,000	3,000,000	2,300,000	2,000,000
Total liability for uncertain tax issues				13,700,000				11,200,000							11,300,000	13,700,000	11,200,000	11,900,000
Income tax payments, net of refunds															25,400,000	42,100,000	30,000,000	28,800,000
Components of income before income taxes
United States															38,428,000	33,955,000	59,984,000	38,729,000
Foreign															91,859,000	82,322,000	50,121,000	57,432,000
Income before income taxes	17,919,000	33,295,000	29,092,000	22,345,000	29,138,000	40,125,000	24,669,000	28,621,000	22,690,000	40,191,000	18,603,000	61,248,000	65,988,000	95,063,000	130,287,000	116,277,000	110,105,000	96,161,000
Excess capital in New Zealand																			40,000,000
U.S. taxes provided on dividend															2,800,000
Approximate amount of undistributed earnings of all the entity's foreign subsidiaries															$ 272,200,000